Shareholder Fees {- Investor Freedom Income® Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Investor Freedom Funds Investor Combo PRO-10 | Investor Freedom Income® Portfolio
Shareholder Fees:
(fees paid directly from your investment)